Provision for post-employment benefits - Movement in Pension Plan Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit (liability) asset
Plan liabilities at beginning of year	£ 156.7	£ 159.0
Plan liabilities at end of year	136.6	156.7	£ 159.0
United Kingdom
Disclosure of net defined benefit (liability) asset
Settlement payments			(47.1)
Retirement benefit obligations
Disclosure of net defined benefit (liability) asset
Plan liabilities at beginning of year	772.7	767.5	1,024.0
Service cost	12.6	12.0	14.9
Interest cost	12.0	17.0	26.2
Effect of changes in demographic assumptions	3.6	(3.8)	(5.9)
Effect of changes in financial assumptions	(31.1)	54.0	64.3
Effect of experience adjustments	(15.7)	4.4	(5.1)
Benefits paid	(59.5)	(59.6)	(140.8)
Gain due to exchange rate movements	(6.1)	(4.2)	(22.7)
Settlement payments	(0.3)	(17.0)	(47.4)
Transfer to disposal group classified as held for sale	0.0	0.0	(148.0)
Other	0.3	2.4	8.0
Plan liabilities at end of year	688.5	772.7	767.5
Plan assets
Disclosure of net defined benefit (liability) asset
Plan liabilities at beginning of year	(616.6)	(608.5)	(840.6)
Benefits paid	59.5	59.6	140.8
Gain due to exchange rate movements	0.6	6.8	15.7
Settlement payments	0.3	17.0	47.4
Other	(0.1)	(1.8)	(8.8)
Plan liabilities at end of year	£ (552.1)	£ (616.6)	(608.5)
Plan assets | United States
Disclosure of net defined benefit (liability) asset
Lump sum payouts			69.7
Plan assets | United Kingdom
Disclosure of net defined benefit (liability) asset
Settlement payments			£ (47.1)